Contingent Liabilities and Commitments (Details Textual) € in Thousands, ₪ in Thousands, $ in Thousands										1 Months Ended							12 Months Ended
	Aug. 13, 2018 USD ($)	Aug. 13, 2018 EUR (€)	Nov. 14, 2017 ILS (₪)	Jul. 10, 2017 squaremeters	Jun. 19, 2017 USD ($)	Sep. 09, 2015 ILS (₪)	Sep. 09, 2015 USD ($)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 EUR (€)	Apr. 22, 2019 USD ($)	Apr. 22, 2019 EUR (€)	Oct. 19, 2018 USD ($)	Oct. 19, 2018 EUR (€)	Jun. 18, 2018 USD ($)	Jun. 18, 2018 EUR (€)	Jul. 31, 2003	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Jun. 19, 2017 EUR (€)	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Oct. 31, 2013 EUR (€)
Contingent Liabilities and Commitments (Textual)
Percentage of royalties																25.00%
Payment of royalties, description																(a) before the completion of Phase 1 clinical trials - 45% (b) after Phase 1 but before Phase 2 trials - 35% of amounts up to the first $ 20,000 receivable from a sublicense or a sublicense option, or 25% of amounts exceeding such first $ 20,000 receivable from the sublicense or from a sublicense option; (c) after the completion of Phase 2 clinical trials the royalties will be 20% of amounts up to the first $ 20,000 receivable from a sublicense or a sublicense option or 15% of amounts exceeding such first $ 20,000 receivable from a sublicense or a sublicense option.	The Company performed a valuation of the financial liability for December 31, 2018 through an independent appraiser. According to the valuation, which was based on WACC (Weighted Average Cost of capital) of 18% and CAPM (Capital Asset Pricing Model), the value of the financial liability was estimated at NIS 94,360 ($ 25,176).	The Company performed a valuation of the financial liability for December 31, 2018 through an independent appraiser. According to the valuation, which was based on WACC (Weighted Average Cost of capital) of 18% and CAPM (Capital Asset Pricing Model), the value of the financial liability was estimated at NIS 94,360 ($ 25,176).
License agreement, description																The Company or its future sublicensees will be obligated to pay royalties equaling 3% of the total amount invoiced by the Company or by a sublicensee in connection with the sale of products based on Yeda's patents, or 2% of such amounts if they originated from a country which did not grant a patent in connection with such products.	EIB financing, EIB shall be entitled to 3% of any annual M-001 sales revenues.	EIB financing, EIB shall be entitled to 3% of any annual M-001 sales revenues.
Expiration of agreement, description																(i) the expiration of the last patent licensed under the license agreement; or (ii) if only one product is developed or is commercialized by utilizing the licensed intellectual property, 15 years after of first commercial sale of such product in either the U.S or Europe, following receipt of New Drug Approval from the FDA or equivalent approval in any European country for such product; or (iii)if more than one product is being developed or is commercialized by utilizing the licensed intellectual property, following the receipt of New Drug Approval from the FDA or equivalent approval in any European country for such product, the expiry of a 20 year period during which no sales are made in the U.S. or Europe.
Expenses respect of project, description								The Company's expenses in respect of this project in 2013-2018 totaled €1,028 ($ 1,231) which supported by the less than 75% or €771 ($923).	The Company's expenses in respect of this project in 2013-2018 totaled €1,028 ($ 1,231) which supported by the less than 75% or €771 ($923).
Description of grants received																The Company obtained grants from the Government of Israel for the participation in research and development and, in return, undertook to pay royalties amounting to 3%-5% on the revenues derived from sales of products or services developed in whole or in part using these grants. The maximum aggregate royalties paid generally cannot exceed 100% of the grants received by the Company, plus annual interest generally equal to the 12-month LIBOR applicable to dollar deposits, as published on the first business day of each calendar year. The maximum royalty amount payable by the Company as of December 31, 2018 is approximately $5,490 (NIS 20,576), which represents the total gross amount of grants actually received by the Company from the IIA including accrued interest. As of December 31, 2018, the Company had not paid any royalties to the IIA.	The EIB financing shall be provided interest free and shall be repayable, per each tranche, in a single instalment, five years following the date of payment for each tranche. A failure to pay any amount payable under the Finance Contract shall cause interest to accrue on each unduly paid amount, at an annual rate equal to EURIBOR plus 2%.	The EIB financing shall be provided interest free and shall be repayable, per each tranche, in a single instalment, five years following the date of payment for each tranche. A failure to pay any amount payable under the Finance Contract shall cause interest to accrue on each unduly paid amount, at an annual rate equal to EURIBOR plus 2%.
Royalty amount payable | ₪																	₪ 20,576
Total grant | ₪																	14,643			₪ 10,300
Compensation | ₪						₪ 1,500
Square meters | squaremeters				1,845
EIB financing, description					In addition, and as consideration to the EIB financing, EIB shall be entitled to 3% of any annual M-001 sales revenues.
Future minimum monthly lease payable under the operating lease | ₪																	₪ 358
Operating leases, term				10 years													3 years	3 years
Consulting pay | ₪			₪ 1,000
Financial liability | ₪																	₪ 9,202
EIB Financing [Member]
Contingent Liabilities and Commitments (Textual)
Realize an internal rate of return on the relevant amount prepaid																	20.00%	20.00%
USD [Member]
Contingent Liabilities and Commitments (Textual)
Royalty amount payable																		$ 5,490
Funding amount								$ 642
Total grant								7,187											$ 3,907
Advance received								247														$ 296
Project expenses								1,231
Outstanding amount grants receivables								$ 62
Compensation							$ 380
Loan agreement amount					$ 23,000
Future minimum monthly lease payable under the operating lease																			96
Financial liability																			$ 2,455
USD [Member] | EIB Financing [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent										$ 27,600
USD [Member] | Second Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent	$ 7,000
USD [Member] | Third Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent												$ 9,200
USD [Member] | First Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent														$ 7,000
Euro [Member]
Contingent Liabilities and Commitments (Textual)
Funding amount | €									€ 536
Total grant | €																								€ 6,000
Advance received | €																							€ 247	€ 206
Project expenses | €									1,028
Outstanding amount grants receivables | €									€ 55
Loan agreement amount | €																					€ 20,000
Euro [Member] | EIB Financing [Member]
Contingent Liabilities and Commitments (Textual)
Finance contract existent | €											€ 4,000
Total finance contract existent | €											€ 24,000
Euro [Member] | Second Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent | €		€ 6,000
Euro [Member] | Third Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent | €													€ 8,000
Euro [Member] | First Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent | €															€ 6,000